Revenues - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) charter	Jun. 30, 2020 USD ($) charter	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Time charter revenue	$ 139,485	$ 94,930
Revenue from premium for use of scrubbers	$ 6,953	$ 10,863
Number of vessels employed under voyage charter | charter	0	1
Remaining performance obligation			$ 222
Minimum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	1 month
Charter contract typical term	1 month
Maximum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	12 months
Charter contract typical term	5 years